Related Party Transactions - Related Account Balances of Significant Transactions Between the Controlling Company and Related Parties (Detail) - Posco [member] - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	₩ 120,699	₩ 3,109,033
Other receivables	226,609	259,436
Total receivables	347,308	3,368,469
Trade accounts and notes payable		710,157
Accounts payable	19,588	391,092
Other payables	25,884	151,591
Total payables	45,472	1,252,840
SNNC [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	94	420
Other receivables		65
Total receivables	94	485
Trade accounts and notes payable		52,396
Total payables		52,396
Roy Hill Holdings Pty Ltd. [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	23,400
Other receivables		34,356
Total receivables	23,400	34,356
Trade accounts and notes payable		436,774
Total payables		436,774
FQM Australia Holdings Pty Ltd [member]
Disclosure of transactions between related parties [line items]
Other receivables	202,562	181,122
Total receivables	202,562	181,122
Other associates and joint ventures [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	190	168,167
Other receivables	761	15,895
Total receivables	951	184,062
Trade accounts and notes payable		5,549
Accounts payable	74	187
Total payables	74	5,736
Associates and joint ventures [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	23,684	168,587
Other receivables	203,323	231,438
Total receivables	227,007	400,025
Trade accounts and notes payable		494,719
Accounts payable	74	187
Total payables	74	494,906
POSCO [Member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	75,343
Other receivables	6,600
Total receivables	81,943
Accounts payable	5,678
Other payables	14,663
Total payables	20,341
POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	3,808	5,692
Other receivables	660	10
Total receivables	4,468	5,702
Accounts payable		97,007
Other payables		507
Total payables		97,514
POSCO STEELEON Co., Ltd. (formerly, POSCO COATED & COLOR STEEL Co., Ltd.)
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	818	95,001
Total receivables	818	95,001
Accounts payable		154
Other payables		5,082
Total payables		5,236
POSCO ICT [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	687	221
Other receivables		3
Total receivables	687	224
Trade accounts and notes payable		3,736
Accounts payable	859	155,064
Other payables	705	27,562
Total payables	1,564	186,362
eNtoB Corporation [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes payable		1,683
Accounts payable		23,851
Total payables		25,534
POSCO CHEMICAL CO., LTD [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	8,550	35,895
Other receivables		3,664
Total receivables	8,550	39,559
Trade accounts and notes payable		12,969
Accounts payable		57,498
Other payables	5,086	17,990
Total payables	5,086	88,457
POSCO ENERGY CO., LTD. [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	3,400	1,485
Other receivables	462	292
Total receivables	3,862	1,777
Accounts payable		6,169
Other payables	1,593	10,066
Total payables	1,593	16,235
POSCO MOBILITY SOLUTION [Member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	489	133,608
Total receivables	489	133,608
Trade accounts and notes payable		71
Accounts payable		2,232
Other payables		5,104
Total payables		7,407
POSCO INTERNATIONAL CORPORATION [Member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	2,002	1,279,463
Other receivables		4
Total receivables	2,002	1,279,467
Trade accounts and notes payable		4,831
Accounts payable		483
Other payables	502	502
Total payables	502	5,816
POSCO Thainox Public Company Limited [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable		54,804
Total receivables		54,804
Qingdao Pohang Stainless Steel Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable		35,423
Total receivables		35,423
Accounts payable	122	83
Total payables	122	83
POSCO MEXICO S.A. DE C.V. [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable		179,428
Other receivables		251
Total receivables		179,679
POSCO Maharashtra Steel Private Limited [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable		530,693
Other receivables	466	1,048
Total receivables	466	531,741
Accounts payable	486
Total payables	486
POSCO INTERNATIONAL SINGAPORE PTE LTD [Member]
Disclosure of transactions between related parties [line items]
Other receivables		14
Total receivables		14
Trade accounts and notes payable		169,565
Accounts payable		90
Total payables		169,655
POSCO ASSAN TST STEEL INDUSTRY [Member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable		220,481
Other receivables	513	951
Total receivables	513	221,432
Accounts payable	104
Total payables	104
PT. KRAKATAU POSCO [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable		1,395
Other receivables	8,967	14,750
Total receivables	8,967	16,145
Accounts payable	391
Total payables	391
Others [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	1,918	366,857
Other receivables	5,618	7,011
Total receivables	7,536	373,868
Trade accounts and notes payable		22,583
Accounts payable	11,874	48,274
Other payables	3,335	84,778
Total payables	15,209	155,635
Subsidiaries [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	97,015	2,940,446
Other receivables	23,286	27,998
Total receivables	120,301	2,968,444
Trade accounts and notes payable		215,438
Accounts payable	19,514	390,905
Other payables	25,884	151,591
Total payables	₩ 45,398	₩ 757,934